UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-23333

Cliffwater Corporate Lending Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Registrant’s telephone number, including area code)

Terrance P. Gallagher

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service of process)

(414) 299-2000

(Agent’s telephone number, including area code)

Date of fiscal year end: December 31

September 30, 2019

(Date of reporting period)

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Cliffwater Corporate Lending Fund

Schedule of Investments

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS — 18.1%
	Monroe Capital MML CLO VIII, Ltd.
$9,850,000	7.322% (3-Month USD Libor+485 basis points), 5/22/2031[1,2,3,4]	$9,869,508
15,000,000	10.009%, 5/22/2031[1,2,5]	13,953,255
10,000,000	10.621% (3-Month USD Libor+815 basis points), 5/22/2031[1,2,3,4]	9,748,730
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $33,363,099)	33,571,493
	CORPORATE BONDS — 7.7%
	COMMUNICATIONS — 1.4%
1,000,000	Diamond Sports Group LLC / Diamond Sports Finance Co. 6.625%, 8/15/2027[1,2]	1,040,000
1,000,000	Frontier Communications Corp. 8.500%, 4/1/2026[1,2]	1,002,400
500,000	Telesat Canada / Telesat LLC 6.500%, 10/15/2027[1,2,6]	509,375
		2,551,775
	CONSUMER, CYCLICAL — 1.3%
495,000	Beacon Roofing Supply, Inc. 4.500%, 11/15/2026[1,2]	500,568
1,000,000	Eagle Intermediate Global Holding B.V./Ruyi U.S. Finance LLC 7.500%, 5/1/2025[1,2,6]	902,500
500,000	Performance Food Group, Inc. 5.500%, 10/15/2027[1,2]	528,750
500,000	Twin River Worldwide Holdings, Inc. 6.750%, 6/1/2027[1,2]	526,250
		2,458,068
	CONSUMER, NON-CYCLICAL — 0.9%
200,000	Encompass Health Corp. 4.500%, 2/1/2028[2]	202,700
1,000,000	MPH Acquisition Holdings LLC 7.125%, 6/1/2024[1,2]	926,250
500,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 5.750%, 4/15/2026[1]	521,900
		1,650,850
	ENERGY — 0.7%
200,000	Cheniere Energy Partners LP 5.625%, 10/1/2026[2]	213,230
105,000	Hilcorp Energy I LP / Hilcorp Finance Co. 5.000%, 12/1/2024[1,2]	98,700
1,000,000	Transocean Sentry Ltd. 5.375%, 5/15/2023[1,2,6]	1,002,500
		1,314,430

Cliffwater Corporate Lending Fund

Schedule of Investments - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIAL — 2.1%
$1,000,000	Allied Universal Holdco LLC / Allied Universal Finance Corp. 9.750%, 7/15/2027[1,2]	$1,044,620
1,000,000	Compass Group Diversified Holdings LLC 8.000%, 5/1/2026[1,2]	1,062,500
200,000	HAT Holdings I LLC / HAT Holdings II LLC 5.250%, 7/15/2024[1,2]	210,750
1,000,000	HUB International Ltd. 7.000%, 5/1/2026[1,2]	1,029,700
500,000	Ryman Hospitality Properties, Inc. 4.750%, 10/15/2027[1,2]	515,645
		3,863,215
	INDUSTRIAL — 0.7%
200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 5.250%, 8/15/2027[1,2,6]	203,000
1,000,000	Fortress Transportation & Infrastructure Investors LLC 6.500%, 10/1/2025[1,2]	1,030,000
		1,233,000
	TECHNOLOGY — 0.5%
1,000,000	CDW LLC / CDW Finance Corp. 4.250%, 4/1/2028[2]	1,022,600
	UTILITIES — 0.1%
200,000	Vistra Operations Co. LLC 5.625%, 2/15/2027[1,2]	211,360
	TOTAL CORPORATE BONDS
	(Cost $14,217,161)	14,305,298

Number of Shares
	INVESTMENT FUNDS — 6.3%
1	AG Direct Lending Fund III LP	11,754,786
	TOTAL INVESTMENT FUNDS
	(Cost $11,314,198)	11,754,786

Principal Amount
	SENIOR SECURED LOANS — 34.1%
	BASIC MATERIALS — 0.3%
$670,297	Helix Acquisition Holdings, Inc. 5.854% (US LIBOR+350 basis points), 9/29/2024[2,4]	650,191

Cliffwater Corporate Lending Fund

Schedule of Investments - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	COMMUNICATIONS — 2.6%
$5,000,000	Northland Cable Television, Inc. 7.794% (US LIBOR+575 basis points), 10/1/2025[4,7]	$4,925,000
	CONSUMER, CYCLICAL — 2.9%
994,887	Big Ass Fans LLC 5.854% (US LIBOR+375 basis points), 5/21/2024[2,4]	998,001
1,000,000	Huskies Parent, Inc. 6.256% (US LIBOR+400 basis points), 7/31/2026[2,4]	1,001,875
1,000,000	KC Culinarte Intermediate LLC 5.835% (US LIBOR+375 basis points), 8/24/2025[2,4,8]	990,000
1,883,544	Oak Parent, Inc. 6.544% (US LIBOR+450 basis points), 10/26/2023[2,4]	1,857,061
	TDG Group Holding Company
380,547	7.604% (US LIBOR+550 basis points), 5/19/2024[4,7]	377,693
116,936	7.830% (US LIBOR+550 basis points), 5/19/2024[4,7]	116,059
		5,340,689
	CONSUMER, NON-CYCLICAL — 15.1%
4,987,500	Twin Brook Healthcare Senior Secured Loan 7.604% (US LIBOR+550 basis points), 6/28/2022[4,7,9]	4,962,562
	Bearcat Buyer, Inc.,
254,667	6.354% (US LIBOR+425 basis points), 7/9/2024[4,7]	252,120
745,333	6.354% (US LIBOR+425 basis points), 7/9/2024[4,7]	737,880
497,494	Cambium Learning Group, Inc. 6.544% (US LIBOR+450 basis points), 12/18/2025[2,4]	487,544
4,987,500	Twin Brook Healthcare Senior Secured Loan 7.946% (US LIBOR+575 basis points), 7/1/2024[4,7,9]	4,912,688
1,059,046	CIBT Global, Inc. 5.854% (US LIBOR+375 basis points), 6/1/2024[2,4]	1,024,627
1,995,000	Confluent Health LLC 7.104% (US LIBOR+500 basis points), 6/24/2026[2,4]	1,985,025
500,000	Fleetwash, Inc. 6.835% (US LIBOR+475 basis points), 10/1/2024[4,8]	495,000
994,962	Guidehouse LLP 5.044% (US LIBOR+300 basis points), 5/1/2025[2,4]	982,525
1,500,000	Hoffmaster Group, Inc. 6.085% (US LIBOR+400 basis points), 11/23/2023[2,4,8]	1,485,000
5,000,000	JUUL Labs, Inc. 9.266% (US LIBOR+700 basis points), 8/2/2023[4,7]	4,950,000
1,869,821	OB Hospitalist Group, Inc. 6.289% (US LIBOR+400 basis points), 8/1/2024[2,4]	1,865,147
	Pediatric Therapy Services, LLC.
190,386	7.664% (US LIBOR+550 basis points), 12/12/2024[4,7]	189,434
807,590	7.804% (US LIBOR+550 basis points), 12/12/2024[4,7]	803,552

Cliffwater Corporate Lending Fund

Schedule of Investments - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$972,906	Pre-Paid Legal Services, Inc. 5.362% (US LIBOR+325 basis points), 5/1/2025[2,4]	$973,028
994,987	RevSpring, Inc. 6.044% (US LIBOR+425 basis points), 10/11/2025[2,4]	989,082
994,975	Spring Education Group, Inc. 6.508% (US LIBOR+425 basis points), 7/30/2025[2,4]	995,910
		28,091,124
	ENERGY — 0.3%
500,000	Kamc Holdings, Inc. 6.175% (US LIBOR+400 basis points), 8/14/2026[2,4]	500,000
	FINANCIAL — 3.0%
	AmeriLife Group LLC
245,614	6.585% (US LIBOR+450 basis points), 6/13/2026[2,4,8]	244,386
1,750,000	6.612% (US LIBOR+450 basis points), 6/13/2026[2,4]	1,741,250
954,098	GGC Aperio Holdings, L.P. 9.104% (US LIBOR+500 basis points), 10/25/2024[4,7]	950,520
	Kwor Acquisition, Inc.
1,000,000	6.044% (US LIBOR+400 basis points), 6/3/2026[2,4]	990,000
100,000	6.085% (US LIBOR+400 basis points), 6/3/2026[4,8]	99,000
1,492,462	Valet Waste Holdings, Inc. 6.044% (US LIBOR+400 basis points), 9/28/2025[2,4]	1,492,462
		5,517,618
	INDUSTRIAL — 7.1%
	Anchor Packaging LLC
1,000,000	6.044% (US LIBOR+400 basis points), 7/12/2026[2,4]	995,000
218,750	6.085% (US LIBOR+400 basis points), 7/12/2026[2,4,8]	218,750
994,913	DiversiTech Holdings, Inc. 5.104% (US LIBOR+300 basis points), 6/1/2024[2,4]	975,846
	GlobalTranz Enterprises, Inc.
997,500	7.057% (US LIBOR+500 basis points), 5/15/2026[2,4]	957,600
258,065	7.085% (US LIBOR+500 basis points), 5/15/2026[4,8]	248,307
997,500	MSHC, Inc. 6.294% (US LIBOR+425 basis points), 7/31/2023[4]	996,253
1,000,000	PHM Netherlands Midco B.V. 6.753% (US LIBOR+450 basis points), 8/5/2026[2,4,6]	998,750
1,000,000	Pregis TopCo Corp. 6.253% (US LIBOR+400 basis points), 7/25/2026[2,4]	998,750
1,500,000	Q Holding Co. 7.043% (US LIBOR+500 basis points), 12/20/2023[4]	1,496,250
4,000,000	Twin Brook Plastics Senior Secured Loan 7.170% (US LIBOR+500 basis points), 5/15/2025[4,7,9]	3,940,000

Cliffwater Corporate Lending Fund

Schedule of Investments - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIAL (Continued)
$1,000,000	Tank Holding Corp. 6.116% (US LIBOR+400 basis points), 3/26/2026[2,4]	$1,001,670
497,455	Tecomet, Inc. 5.278% (US LIBOR+325 basis points), 5/1/2024[2,4]	495,279
		13,322,455
	TECHNOLOGY — 2.8%
1,497,450	Idera, Inc. 6.550% (US LIBOR+450 basis points), 6/29/2024[2,4]	1,499,015
994,987	Intermedia Holdings, Inc. 8.044% (US LIBOR+600 basis points), 7/18/2025[2,4]	996,604
500,000	NAVEX TopCo, Inc. 5.380% (US LIBOR+325 basis points), 9/5/2025[2,4]	496,250
	PaySimple, Inc.
500,000	7.550% (US LIBOR+550 basis points), 8/23/2025[2,4]	490,000
163,717	7.585% (US LIBOR+550 basis points), 8/23/2025[2,4,8]	163,717
1,000,000	QuickBase, Inc. 6.067% (US LIBOR+400 basis points), 4/3/2026[2,4]	997,500
500,000	S2P Acquisition Borrower, Inc. 6.085% (US LIBOR+400 basis points), 8/14/2026[2,4,8]	500,547
		5,143,633
	TOTAL SENIOR SECURED LOANS
	(Cost $63,522,885)	63,490,710
	WAREHOUSE FACILITY — 24.4%
45,000,000	BlackRock Elbert CLO V, LLC 9.733%, 8/22/2027[1,2,5,7]	45,480,072
	TOTAL WAREHOUSE FACILITY
	(Cost $45,000,000)	45,480,072

Number of Shares
	SHORT-TERM INVESTMENTS — 12.1%
$22,573,735	State Street Institutional U.S. Government Money Market Fund, 1.88%	22,573,735
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $22,573,735)	22,573,735
	TOTAL INVESTMENTS — 102.7%
	(Cost $189,991,078)	191,176,094
	Liabilities Less Other Assets — (2.7)%	(4,994,878)
	NET ASSETS — 100.0%	$186,181,216

Cliffwater Corporate Lending Fund

Schedule of Investments - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	SECURITIES SOLD SHORT — (0.5)%
	REVERSE REPURCHASE AGREEMENTS — (0.5)%
$(544,500)	Agreement with Deutsche Bank AG, 3.452%, dated 12/6/2019, to be repurchased at $549,095 on 12/6/2019, collateralized by Monroe Capital MML CLO VIII, Ltd with maturity of 5/22/2031, with a market value of $990,000	$(544,500)
(475,000)	Agreement with Deutsche Bank AG, 3.602%, dated 12/6/2019, to be repurchased at $479,182 on 12/6/2019, collateralized by Monroe Capital MML CLO VIII, Ltd with maturity of 5/22/2031, with a market value of $950,000	(475,000)
	REVERSE REPURCHASE AGREEMENTS
	(Proceeds $1,019,500)	(1,019,500)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $1,019,500)	$(1,019,500)

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted. They may only be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $91,918,333, which represents 49.4% of total net assets of the Fund.
[2]	Callable.
[3]	All or a portion of this security is segregated as collateral for securities sold short and written options.
[4]	Floating rate security.
[5]	Variable rate security.
[6]	Foreign security denominated in U.S. Dollars.
[7]	Value was determined using significant unobservable inputs.
[8]	Unfunded commitment, see Note 2 for additional information.
[9]	This investment was made through a participation. Please see Note 2 for a description of loan participations.

See accompanying Notes to Schedule of Investments.

Cliffwater Corporate Lending Fund

Schedule of Investments - Continued

As of September 30, 2019 (Unaudited)

Additional information on each restricted security is as follows:

Security	Acquisition Date(s)	Acquisition Cost	Redemption Permitted	Redemption Notice Period
Twin Brook Healthcare Senior Secured Loan 7.604% (US LIBOR+550 basis points), 6/28/2022	9/9/2019	3,980,000	No	N/A
Twin Brook Healthcare Senior Secured Loan 7.604% (US LIBOR+550 basis points), 6/28/2022	9/25/2019	995,000	No	N/A
Bearcat Buyer, Inc., 6.354% (US LIBOR+425 basis points), 7/9/2024	7/11/2019	254,667	No	N/A
Bearcat Buyer, Inc., 6.354% (US LIBOR+425 basis points), 7/9/2024	7/11/2019	737,880	No	N/A
BlackRock Elbert CLO V, LLC 9.733%, 8/22/2027	8/22/2019	45,000,000	No	N/A
Twin Brook Healthcare Senior Secured Loan 7.946% (US LIBOR+575 basis points), 7/1/2024	9/9/2019	2,955,000	No	N/A
Twin Brook Healthcare Senior Secured Loan 7.946% (US LIBOR+575 basis points), 7/1/2024	9/25/2019	1,970,000	No	N/A
GGC Aperio Holdings, L.P. 9.104% (US LIBOR+500 basis points), 10/25/2024	6/18/2019	996,250	No	N/A
JUUL Labs, Inc. 9.266% (US LIBOR+700 basis points), 8/2/2023	9/5/2019	4,950,000	No	N/A
Monroe Capital MML CLO VIII, Ltd. 10.009%, 5/22/2031	6/7/2019	13,777,500	No	N/A
Northland Cable Television, Inc. 7.794% (US LIBOR+575 basis points), 10/1/2025	8/29/2019	4,925,000	No	N/A
Pediatric Therapy Services, LLC. 7.804% (US LIBOR+550 basis points), 12/12/2024	7/15/2019	805,566	No	N/A
Pediatric Therapy Services, LLC. 7.664% (US LIBOR+550 basis points), 12/12/2024	7/15/2019	190,386	No	N/A
Twin Brook Plastics Senior Secured Loan 7.170% (US LIBOR+500 basis points), 5/15/2025	9/9/2019	3,940,000	No	N/A
TDG Group Holding Company 7.830% (US LIBOR+550 basis points), 5/19/2024	6/5/2019	116,645	No	N/A
TDG Group Holding Company 7.604% (US LIBOR+550 basis points), 5/19/2024	6/5/2019	379,605	No	N/A

See accompanying Notes to Schedule of Investments.

Cliffwater Corporate Lending Fund

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

1. Organization

The Cliffwater Corporate Lending Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company operating as an interval fund. The Fund operates under an Agreement and Declaration of Trust dated March 21, 2018 (the “Declaration of Trust”). Cliffwater LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund intends to qualify and elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund commenced operations on March 6, 2019.

The SEC has granted the Fund exemptive relief permitting the Fund to offer multiple classes of shares. The Fund’s Registration Statement allows it to offer two classes of shares, Class A Shares and Class I Shares. Only Class I shares have been issued as of September 30, 2019.

The Fund’s primary investment objective is to is to seek consistent current income, while the Fund’s secondary objective is capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in loans to companies (“corporate loans”). The Fund’s corporate loan investments are made through a combination of: (i) investing in loans to companies that are originated directly by a non-bank lender (for example, traditional direct lenders include insurance companies, business development companies, asset management firms (on behalf of their investors), and specialty finance companies) (“direct loans”); (ii) investing in notes or other pass-through obligations representing the right to receive the principal and interest payments on a direct loan (or fractional portions thereof); (iii) purchasing asset-backed securities representing ownership in a pool of direct loans; (iv) investing in companies and/or private investment funds (“private funds” that are exempt from registration under Sections 3(c)(1) and 3(c)(7) of the Investment Company Act) that primarily hold direct loans (the foregoing investments listed in clauses (i) through (iv) are collectively referred to herein as the “Direct Loan Instruments”); (v) investments in high yield securities, including securities representing ownership or participation in a pool of such securities; and (vi) investments in bank loans including securities representing ownership or participation in a pool of such loans.. The Fund may focus its investment strategy on, and its portfolio of investments may be focused in, a subset of one or more of these types of investments. The Fund’s investments in hedge funds and private equity funds that are exempt from registration under Sections 3(c)(1) and 3(c)(7) of the Investment Company Act will be limited to no more than 10% of the Fund’s assets. Most direct loans are not rated by any rating agency, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to issuers of direct loans may generally be less extensive than that available for issuers of registered or exchange listed securities. If they were rated, direct loans likely would be rated as below investment grade quality, often referred to as “junk” loans.

2. Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Cliffwater Corporate Lending Fund

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

Loan Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Other

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. Commitment fees are processed as a reduction in cost of the loans. As of September 30, 2019, the Fund had unfunded loan commitments as noted in the Schedule of Investments.

Federal Income Taxes

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund which did not meet the “more likely than not” standard as of September 30, 2019.

3. Fair Value of Investments

Fair value - Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Cliffwater Corporate Lending Fund

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

•	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in private investment companies measured based upon Net Asset Value (“NAV”) as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of September 30, 2019:

Assets	Level 1	Level 2	Level 3	Net Asset Value	Total
Investments, at fair value
Collateralized Loan Obligations	$-	$19,618,238	$13,953,255	$-	$33,571,493
Corporate Bonds	-	14,305,298	-	-	14,305,298
Investment Funds	-	-	-	11,754,786	11,754,786
Senior Secured Loans	-	36,373,202	27,117,508	-	63,490,710
Warehouse Facility	-	-	45,480,072	-	45,480,072
Short-Term Investments	22,573,735	-	-	-	22,573,735
Total Investments, at fair value	$22,573,735	$70,296,738	$86,550,835	$11,754,786	$191,176,094

Liabilities
Investments, at fair value
Reverse Repurchase Agreement	$-	$1,019,500	$-	$-	$1,019,500
Total Investments, at fair value	$-	$1,019,500	$-	$-	$1,019,500

All transfers between fair value levels are recognized by the Fund at the end of each reporting period.

Cliffwater Corporate Lending Fund

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the period March 6, 2019 through September 30, 2019:

Value
March 6, 2019	$-
Purchases	85,973,499
Sales	(75,443)
Realized gains (losses)	451
Unrealized gains (losses)	652,328
Transfers In	-
Transfers Out	-
September 30, 2019	$86,550,835

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of September 30, 2019.

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs
Collateralized Loan Obligations	$13,953,255	Income Approach	Interest rate	10.00%-12.25%
Senior Secured Loans	27,117,508	Cost	Recent Transaction Price	N/A
Warehouse Facility	45,480,072	Income Approach	Interest rate	9.60%-10.15%

The Cliffwater Corporate Lending Fund Schedule of Investments as of September 30, 2019 are filed herewith.

Item 2. Controls and Procedures.

(a) The registrant’s President (Principal Executive Officer) and Treasurer (Principal Financial Officer) concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act (17 CFR 270.30a-3(c)) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of President (Principal Executive Officer) and Treasurer (Principal Financial Officer) of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Cliffwater Corporate Lending Fund

By (Signature and Title)*	/s/ Stephen Nesbitt
Stephen Nesbitt, President
(Principal Executive Officer)

Date	November 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stephen Nesbitt
Stephen Nesbitt, President
(Principal Executive Officer)

Date	November 27, 2019

By (Signature and Title)*	/s/ Lance J. Johnson
Lance J. Johnson, Treasurer
(Principal Financial Officer)

Date	November 27, 2019

* Print the name and title of each signing officer under his or her signature.